General, Administrative, and Other Net Operating Incomes (Expenses)	12 Months Ended
Dec. 31, 2017
Disclosure Of General And Administrative Expense And Other Net Operating Income Expense [Abstract]
Disclosure of general and administrative expense and other net operating income expense [Text block]

40. GENERAL, ADMINISTRATIVE, AND OTHER NET OPERATING INCOMES (EXPENSES)

(1)	Administrative expenses recognized are as follows (Unit: Korean Won in millions):

			For the years ended December 31
			2015	2016	2017
Employee benefits	Short term	Salaries	1,262,786	1,323,007	1,317,826
	employee benefits	Others	381,283	466,585	559,562
	Retirement benefit service costs(*)		135,754	156,356	146,848
	Termination		73,119	179,286	299,562

	Sub-total		1,852,942	2,125,234	2,323,798

Depreciation and amortization			236,958	248,269	183,601
Other general and administrative expenses	Rent		295,871	311,992	313,080
	Taxes and dues		103,580	102,531	111,248
	Service charges		233,860	244,543	198,828
	IT expenses		100,026	83,978	70,936
	Telephone and communication expenses		60,880	63,699	65,015
	Operating promotion expenses		46,638	48,115	43,850
	Advertising		58,914	76,153	68,942
	Printing		10,249	9,502	8,633
	Traveling expenses		9,601	11,681	13,064
	Supplies		6,822	6,827	6,795
	Insurance premium		7,236	8,092	8,548
	Reimbursement		23,779	26,846	27,516
	Maintenance		14,565	16,470	16,081
	Water, light and heating		15,205	15,006	14,165
	Vehicle maintenance		10,400	9,987	9,902
	Others		62,861	69,551	46,799

	Sub-total		1,060,487	1,104,973	1,023,402

	Total		3,150,387	3,478,476	3,530,801

(*)	This includes the amount the Group paid for the Defined Contribution type pension plan of 3,946 million Won in addition to the expenses related to the Defined Benefit type pension plan of 142,902 million Won for the year ended December 31, 2017. For the details, please see Note 24 (7).

(2)	Other operating incomes recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Gains on transaction of foreign exchange	3,352,318	4,791,772	3,391,095
Gains on disposal of loans and receivables	186,939	204,239	205,490
Gains on transactions of derivatives	59,003	130	122
Gains on fair value hedged items	25,235	99,302	53,532
Others(*)	158,806	112,079	86,159

Total	3,782,301	5,207,522	3,736,398

(*)	Others include such incomes amounting to 137,187 million Won, 74,700 million Won and 29,336 million Won for the year ended December, 2015, 2016 and 2017, respectively, that the Group recognized for it is to receive from other creditor financial institutions in accordance with the creditor financial institutions committee agreement.

(3)	Other operating expenses recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2015	2016	2017
Losses on transaction of foreign exchange	3,429,638	4,706,055	2,886,535
KDIC deposit insurance fees	266,031	298,804	304,055
Contribution to miscellaneous funds	343,703	295,601	286,000
Losses on disposal of loans and receivables	43,266	4,265	9,221
Losses related to derivatives	20,982	98,981	109,569
Losses on fair value hedged items	56,532	475	—
Others(*)	232,210	171,120	172,331

Total	4,392,362	5,575,301	3,767,711

(*)	Others include such expenses amounting to 154,897 million Won, 109,063 million Won and 5,237 million Won for the year ended December 31, 2015, 2016 and 2017, respectively, that the Group recognized for it is to carry out a payment to other creditor financial institutions in accordance with the creditor financial institutions committee agreement. In addition, other expense for the year ended December 31, 2017 includes 48,292 million Won of intangible asset amortization expense.